Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Non-current
Property, plant and equipment (Note 8)	$ 17,251,314	$ 18,674,113
Goodwill (Note 9)	1,568,607	1,386,322
Other intangible assets (Note 10)	1,457,704	1,419,363
Other long-term financial assets (Note 11)	236,570	152,814
Total non-current assets	20,514,195	21,632,612
Current
Inventories (Note 12)	161,278,863	273,063,839
Trade receivables (Note 13)	258,331,963	209,673,239
Other financial assets (Note 14)	3,612,232	5,467,164
Prepayments (Note 15)	65,977,255	47,272,153
Current tax assets	725,157
Other current assets (Note 16)	1,170,200	664,553
Cash and cash equivalents (Note 17)	1,216,642	16,831,655
Total current assets	492,312,312	552,972,603
Total assets	512,826,507	574,605,215
Equity
Share capital	18,256	11,952
Share premium	134,383,090	102,788,560
Other reserves	(7,501,501)	(7,741,969)
Retained earnings	91,815,016	167,424,244
Equity attributable to shareholders of the Company	218,714,861	262,482,787
Equity attributable to non-controlling interest	22,894,015	40,741,634
Total equity	241,608,876	303,224,421
Non-current liabilities
Defined benefit obligations (Note 24)	286,439	283,944
Debt (Note 22)	27,430	48,743
Deferred tax liabilities (net) (Note 23)	801,942	4,491,272
Total non-current liabilities	1,115,811	4,823,959
Current liabilities
Trade payables (Note 20)	11,741,143	13,004,865
Debt (Note 22)	250,204,044	224,391,280
Current tax liabilities (net)		15,799,116
Other financial liabilities (Note 21)	7,285,473	12,259,830
Other current liabilities (Note 20)	871,160	1,101,744
Total current liabilities	270,101,820	266,556,835
Total liabilities	271,217,631	271,380,794
Total equity and liabilities	$ 512,826,507	$ 574,605,215